Average Annual Total Returns - JPMorgan 100% U.S. Treasury Securities Money Market Fund - CAPITAL SHARES	Sep. 29, 2020
Average Annual Return:
1 Year	2.04%
5 Years	0.93%
10 Years	0.46%